Advances to Suppliers, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance at beginning of year	$ 4,156,761	$ 3,717,708
Change of allowance for doubtful accounts	727,747	738,922
Translation adjustments	(120,945)	(299,869)
Balance at end of period		4,156,761
Suppliers [Member]
Balance at beginning of year	65,627	38,746
Change of allowance for doubtful accounts	(17,223)	49,038
Write off	0	(18,030)
Translation adjustments	(1,833)	(4,127)
Balance at end of period	$ 46,571	$ 65,627